Accounts Receivable	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Accounts receivable

6.      Accounts receivable

	December 31, 2023	December 31, 2024
Accounts receivable	$8,914,322	$8,488,888
Less: Loss allowance	(65,938)	(247,536)
	$8,848,384	$8,241,352

a)      The aging analysis of accounts receivable based on past due date are as follows:

	December 31, 2023	December 31, 2024
Not past due	$8,617,498	$8,138,311
Past due
Within 1 month	89,953	223,100
31 to 90 days	35,925	41,037
91 to 180 days	138,592	16,227
181 to 270 days	247	399
Over 270 days	32,107	69,814
	$8,914,322	$8,488,888

b)      As of December 31, 2023 and 2024, accounts receivable were all from contracts with customers. And as of January 1, 2023, the balance of accounts receivable from contracts with customers was $3,326,726.

c)      Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’s maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting period.

d)      No accounts receivable of the Group were pledged to others.

e)      Information relating to credit risk is provided in Note 42 a).